LAND USE RIGHT, NET - Summary of land use rights (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LAND USE RIGHT, NET
Land use rights	¥ 63,618		¥ 63,618
Less: accumulated amortization	(5,714)		(4,441)
Land use right, net	¥ 57,904	$ 7,933	¥ 59,177